Subsequent Events	6 Months Ended
Apr. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements are filed for potential recognition or disclosure. Other than as described in Note 5, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.